Commitments and Contingencies Summary of Claims (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 claim Count		Dec. 31, 2013 Count claim
Commitment And Contingencies [Line Items]
Number of claims settled			59
Amount of claims settled	$ 3,702		$ 26,906
Amount of claim settled in cash	0		5,383
Amount of claim settled in stock	146		209
Number of remaining claim to be resolved	27		28
Remaining Filed Claims	26,522		40,224
U S Government [Member]
Commitment And Contingencies [Line Items]
Number of claims settled	0		1
Amount of claims settled	0		0
Amount of claim settled in cash	0		0
Amount of claim settled in stock	0		0
Number of remaining claim to be resolved	2		2
Remaining Filed Claims	22,364		22,364
Former Employee Claims [Member]
Commitment And Contingencies [Line Items]
Number of claims settled			19
Amount of claims settled			12,695
Amount of claim settled in cash			340
Amount of claim settled in stock			162
Number of remaining claim to be resolved			0
Remaining Filed Claims			0
Macquarie Capital Incorporated [Member]
Commitment And Contingencies [Line Items]
Number of claims settled			1
Amount of claims settled			8,672
Amount of claim settled in cash			2,500
Amount of claim settled in stock			0
Number of remaining claim to be resolved			0
Remaining Filed Claims			0
Swann And BuzzardCreek RoyaltyTrust [Member]
Commitment And Contingencies [Line Items]
Number of claims settled			1
Amount of claims settled			3,200
Amount of claim settled in cash			2,000
Amount of claim settled in stock			0
Number of remaining claim to be resolved			0
Remaining Filed Claims			0
Other Various Claims [Member]
Commitment And Contingencies [Line Items]
Number of claims settled	1	[1]	37	[1]
Amount of claims settled	3,702	[1]	2,339	[1]
Amount of claim settled in cash	0	[1]	543	[1]
Amount of claim settled in stock	146	[1]	47	[1]
Number of remaining claim to be resolved	25	[1]	26	[1]
Remaining Filed Claims	$ 4,158	[1]	$ 17,860	[1]

[1]	Includes reserve for contingent/unliquidated claims in the amount of $10 million.